Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deposits Liabilities, Balance Sheet, Reported Amounts [Abstract]
Deposit
5.	Deposits
Deposits in the accompanying consolidated balance sheets consisted of the following:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Transaction accounts:
Noninterest bearing demand accounts	$931,622	$531,401
Interest bearing demand accounts	1,350,837	1,298,546
Savings	34,825	33,539

Total transaction accounts	2,317,284	1,863,486
Time deposits	269,885	277,713

Total deposits	$2,587,169	$2,141,199

The aggregate amount of time deposits in denominations of $250,000 or more totaled $118.6 million and $113.2 million as of March 31, 2022 and December 31, 2021, respectively.
Scheduled maturities of time deposits at March 31, 2022 are as follows:

2022 (nine months remaining)	$212,906
2023	50,703
2024	2,811
2025	1,476
2026	1,675
2027 and thereafter	314

$269,885

At March 31, 2022 and December 31, 2021, the aggregate amount of demand deposit overdrafts that were reclassified as loans was $40,000 and $28,000, respectively.
Deposits received from related parties at March 31, 2022 and December 31, 2021, totaled approximately $16.7 million and $19.0 million, respectively.

5.	Deposits
Deposits in the accompanying consolidated balance sheets consisted of the following:

	December 31,
(Dollars in thousands)	2021	2020
Transaction accounts:
Noninterest bearing demand accounts	$531,401	$327,361
Interest bearing demand accounts	1,298,546	909,992
Savings	33,539	22,261
Total transaction accounts	1,863,486	1,259,614
Time deposits	277,713	374,217

Total deposits	$2,141,199	$1,633,831

The aggregate amount of time deposits in denominations of $250,000 or more totaled $113.2 million and $150.8 million as of December 31, 2021 and 2020, respectively.
Scheduled maturities of time deposits at December 31, 2021 are as follows:

2022	$264,273
2023	8,111
2024	2,644
2025	1,023
2026 and thereafter	1,662

$277,713

At December 31, 2021 and 2020, the aggregate amount of demand deposit overdrafts that were reclassified as loans was approximately $40,000 and $138,000, respectively.
Deposits received from related parties at December 31, 2021 and 2020, totaled approximately $19.0 million and $13.7 million, respectively.